UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 212,733	$ 215,323
Trade and other receivables (Note 4)	30,551	27,685
Income taxes receivable	363	0
Prepaids and deposits	6,187	6,992
Net investment in finance lease	172	99
Contract costs, net	2,210	1,390
Total current assets	252,216	251,489
Non-current assets:
Contract costs, net	6,810	3,849
Net investment in finance lease	274	204
Deferred tax asset	125	0
Right-of-use assets, net (Note 5)	2,048	3,059
Property and equipment, net (Note 6)	2,540	2,645
Intangible assets, net (Note 7)	1,132	1,576
Goodwill (Note 8)	5,521	5,301
Total assets	270,666	268,123
Current liabilities:
Trade and other payables	21,778	22,817
Income taxes payable	150	0
Deferred revenue	50,648	44,578
Contingent consideration	1,168	467
Lease obligations (Note 5)	1,253	1,311
Total current liabilities	74,997	69,173
Non-current liabilities:
Contingent consideration	1,150	2,236
Deferred revenue	604	116
Lease obligations (Note 5)	1,848	2,690
Employee benefit obligations	2,682	2,560
Deferred tax liability	896	692
Total liabilities	82,177	77,467
Shareholders’ equity
Share capital (Note 10)	267,926	266,119
Contributed surplus	7,553	4,312
Accumulated other comprehensive (loss) income	(10,520)	2,113
Deficit	(76,470)	(81,888)
Total equity	188,489	190,656
Total liabilities and equity	$ 270,666	$ 268,123